Real Estate Investment Assets (Tables)	12 Months Ended
Dec. 31, 2022
Real Estate [Abstract]
Schedule of Roll Forward of Real Estate Investment Assets

The following table is a roll forward of real estate investment assets:

	December 31, 2022	December 31, 2021

Beginning balance	$1,651	$1,181
Proceeds from sale of real estate investments	(1,647)	–
Deposits from real estate investments	(1,570)	(200
Additions for construction/development	2,226	670
Ending balance	$660	$1,651